Trade and Other Receivables - Schedule of Age of Financial Assets Past Due but not Impaired (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets that are past due	$ 120,223	$ 355,168
Financial Assets Past Due but not Impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets that are past due	46,656	84,741
Financial Assets Past Due but not Impaired | Not more than three months
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets that are past due	15,097	44,687
Financial Assets Past Due but not Impaired | More than three months but not more than six months
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets that are past due	11,764	15,948
Financial Assets Past Due but not Impaired | More than six months but not more than one year
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets that are past due	14,896	15,310
Financial Assets Past Due but not Impaired | More than one year
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets that are past due	$ 4,899	$ 8,796